Organization and Principal Activities - Additional Information (Detail)	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended
	Dec. 31, 2014 Terms Assets Creditor	Dec. 31, 2013	Dec. 31, 2012	Nov. 23, 2011 USD ($)	Dec. 16, 2014 Class A Common Stock [Member]	Dec. 31, 2014 Class A Common Stock [Member]	Dec. 31, 2014 Class A Common Stock [Member]	Dec. 31, 2014 Class B Common Stock [Member]	Dec. 16, 2014 IPO [Member] Class A Common Stock [Member]	Dec. 31, 2014 IPO [Member] Class A Common Stock [Member]	Dec. 16, 2014 Private Placement [Member] Class A Common Stock [Member]	Dec. 31, 2014 Private Placement [Member] Class A Common Stock [Member]	Nov. 23, 2011 Mr. Yan Tang [Member]	Nov. 23, 2011 Mr. Yong Li [Member]	Nov. 23, 2011 Mr. Xiaoliang Lei [Member]	Nov. 23, 2011 Mr. Zhiwei Li [Member]	Dec. 31, 2014 Exclusive Technology Consulting and Management Services Agreement [Member]	Dec. 31, 2014 Business Operations Agreement [Member]	Aug. 31, 2014 Exclusive Cooperation Agreements and Supplemental Agreements [Member]	Dec. 31, 2014 Momo HK [Member]	Dec. 31, 2014 Beijing Momo IT [Member]	Dec. 31, 2014 VIE "Beijing Momo" [Member] CNY	Jul. 07, 2011 VIE "Beijing Momo" [Member] Mr. Yan Tang [Member]	Jul. 07, 2011 VIE "Beijing Momo" [Member] Mr. Yong Li [Member]	Jul. 07, 2011 VIE "Beijing Momo" [Member] Mr. Xiaoliang Lei [Member]	Jul. 07, 2011 VIE "Beijing Momo" [Member] Mr. Zhiwei Li [Member]	Dec. 31, 2014 Beijing Momo and Chengdu Momo [Member] USD ($)	Dec. 31, 2013 Beijing Momo and Chengdu Momo [Member] USD ($)	Dec. 31, 2012 Beijing Momo and Chengdu Momo [Member] USD ($)
Variable Interest Entity [Line Items]
Date of Incorporation	Nov. 23, 2011																			Dec. 05, 2011	Mar. 09, 2012	Jul. 07, 2011
Share capital				$ 15,000
Percentage ownership in share capital													65.00%	20.00%	8.00%	7.00%
Capital contribution percentage, subsidiaries																							65.00%	20.00%	8.00%	7.00%
Percentage of economic ownership																				100.00%	100.00%
Ordinary shares, voting rights							One vote per share	Ten votes per share
Ordinary shares conversion basis	Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible to Class B ordinary shares under any circumstances.
Ordinary shares, new issues					45,688,888	45,688,888			36,800,000	36,800,000	8,888,888	8,888,888
Convertible preferred stock shares converted									200,718,811	200,718,811
Maximum call option agreement threshold value																						500,000
Effective years of agreement																	10 years	10 years	10 years
Service fee																											$ 35,188,000	$ 3,356,000	$ 0
Percentage of VIEs revenues to the consolidated net revenues	100.00%	100.00%	0.00%
Percentage of VIEs assets to the consolidated total assets	5.20%	7.00%
Percentage of VIEs liability to the consolidated total liabilities	55.60%	81.30%
Number of consolidated VIE's assets that are collateral for the VIE's obligations	0
VIEs creditors having recourse to general credit of the Company	0
Number of terms under arrangement with VIEs to provide financial support	0